Significant accounting policies, judgments, estimates, and assumptions - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	1 year
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	10 years
Technical equipment and machines: | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Technical equipment and machines: | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	14 years
Other equipment, furniture and fixtures: | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Other equipment, furniture and fixtures: | Maximum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	14 years